COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
OTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.          Lease commitments:

The Company signed several non-cancelable agreements for its facilities which vary in dates and terms. During 2016, the Company engaged in renting its main facilities for an average period of six years, starting March 2016. The total rental expenses are approximately $ 207 per month.

The U.S. subsidiary has an operating lease for office facilities in Woburn, Massachusetts, expires on August 31, 2019. The Spanish subsidiary has an operating lease for office facilities in Madrid, Spain, the leases expire within three month notice period. The Company's subsidiaries maintain smaller offices in South Africa, Singapore, India, Colombia, United States and various locations in Europe.

In addition, the Company has operating lease agreements for its motor vehicles, which terminate in 2019 through 2021.

Operating leases (offices and motor vehicles) expense for the years ended December 31, 2018, 2017 and 2016 was $ 2,934, $ 3,126 and $ 2,758, respectively.

As of December 31, 2018, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2019	$2,277
2020	1,751
2021	707
2022	199
2023	116

Total	$5,050

b.          Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide certain hardware, warranty and support components for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver such products could be materially adversely affected. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.

c.          Litigations:

On February 18, 2016, a former employee filed a claim against the Company alleging that he is entitled to compensation for unlawful dismissal by the Company. A mediation attempt has failed, and the Company is waiting for the first hearing to take place. The Company believes that it has valid defenses to the claim. According to the assessment by the Company's legal counsel the award is not expected to exceed $ 190.